LEASES - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Amortization of right-of-use assets	¥ 106,616	¥ 146,561
Interest of lease liabilities	25,963	17,691
Expenses for short-term lease within 12 months	29,947	7,350
Total lease cost	¥ 162,526	¥ 171,602